Intangible assets - Narrative (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gross value
Intangible assets
Additions	€ 3,183,000	€ 4,993,000
Tax incentives relating to investments	112,000
Consolidated entity
Intangible assets
Amortisation intangible assets other than goodwill	€ 480,000	€ 477,000